Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 7,971,419	R$ 533,836
Tax loss carried forward	185,649	(413,137)
Negative tax basis of social contribution carried forward	74,457	(149,887)
Provision for judicial liabilities	(55,116)	715
Operating provisions and other losses	122,493	93,545
Exchange rate variation	(3,941,212)	5,000,881
Derivative (gains) losses (“MtM”)	(2,297,143)	2,908,925
Amortization of fair value adjustments arising from business combinations	23,905	193
Unrealized profit on inventories	(301,417)	387,579
Leases	(65,513)	250,834
Goodwill - tax benefit on unamortized goodwill	(288,232)	(288,233)
Property, plant and equipment - deemed cost	80,982	70,600
Depreciation accelerated for tax-incentive reason	65,037	66,217
Capitalized loan costs	9,653	(307,419)
Fair value of biological assets	(108,440)	(201,663)
Credits on exclusion of ICMS from the PIS/COFINS tax base	22,925	12,763
Other temporary differences	4,567	5,670
Closing balance	R$ 1,504,014	R$ 7,971,419